Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors (Tables)	12 Months Ended
Sep. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Statements of Operations
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2018
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$2,587.9	$14,530.5	$(833.3)	$16,285.1
Cost of goods sold	—	1,999.3	11,725.2	(833.3)	12,891.2
Selling, general and administrative, excluding intangible amortization	1.5	101.1	1,390.7	—	1,493.3
Selling, general and administrative intangible amortization	—	104.2	192.4	—	296.6
Multiemployer pension withdrawals	6.5	12.5	165.2	—	184.2
Land and Development impairments	—	—	31.9	—	31.9
Restructuring and other costs	8.7	5.6	91.1	—	105.4
Operating (loss) profit	(16.7)	365.2	934.0	—	1,282.5
Interest expense, net	(76.9)	(173.5)	(43.4)	—	(293.8)
Intercompany interest income (expense), net	28.1	(87.6)	59.5	—	—
(Loss) gain on extinguishment of debt	(1.4)	1.9	(0.6)	—	(0.1)
Other income (expense), net	0.7	(22.5)	34.5	—	12.7
Equity in income of unconsolidated entities	—	7.5	26.0	—	33.5
Equity in income of consolidated entities	1,952.4	1,674.9	—	(3,627.3)	—
Income before income taxes	1,886.2	1,765.9	1,010.0	(3,627.3)	1,034.8
Income tax benefit	19.9	131.5	723.1	—	874.5
Consolidated net income	1,906.1	1,897.4	1,733.1	(3,627.3)	1,909.3
Less: Net income attributable to noncontrolling interests	—	—	(3.2)	—	(3.2)
Net income attributable to common stockholders	$1,906.1	$1,897.4	$1,729.9	$(3,627.3)	$1,906.1
Comprehensive income attributable to common stockholders	$1,668.1	$1,682.4	$1,489.3	$(3,171.7)	$1,668.1

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2017
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$2,448.6	$13,167.3	$(756.2)	$14,859.7
Cost of goods sold	—	2,252.0	10,623.7	(756.2)	12,119.5
Selling, general and administrative, excluding intangible amortization	0.8	124.2	1,274.6	—	1,399.6
Selling, general and administrative intangible amortization	—	104.2	125.4	—	229.6
Pension lump sum settlement	—	—	32.6	—	32.6
Land and Development impairments	—	—	46.7	—	46.7
Restructuring and other costs	1.3	26.0	169.4	—	196.7
Operating (loss) profit	(2.1)	(57.8)	894.9	—	835.0
Interest expense, net	(40.1)	(172.5)	(9.9)	—	(222.5)
Intercompany interest income (expense), net	18.5	(53.1)	34.6	—	—
(Loss) gain on extinguishment of debt	(0.9)	3.1	(0.4)	—	1.8
Other (expense) income, net	(1.0)	(30.2)	42.7	—	11.5
Equity in income of unconsolidated entities	—	12.7	26.3	—	39.0
Equity in income of consolidated entities	724.2	914.6	—	(1,638.8)	—
Gain on sale of HH&B	—	—	192.8	—	192.8
Income before income taxes	698.6	616.8	1,181.0	(1,638.8)	857.6
Income tax benefit (expense)	9.6	120.5	(289.1)	—	(159.0)
Consolidated net income	708.2	737.3	891.9	(1,638.8)	698.6
Net loss attributable to noncontrolling interests	—	—	9.6	—	9.6
Net income attributable to common stockholders	$708.2	$737.3	$901.5	$(1,638.8)	$708.2
Comprehensive income attributable to common stockholders	$877.3	$879.7	$1,072.3	$(1,952.0)	$877.3

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2016
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Net sales	$—	$2,548.5	$12,409.9	$(786.6)	$14,171.8
Cost of goods sold	—	2,435.9	9,763.9	(786.6)	11,413.2
Selling, general and administrative, excluding intangible amortization	0.2	111.5	1,267.7	—	1,379.4
Selling, general and administrative intangible amortization	—	104.2	107.6	—	211.8
Pension risk transfer expense	—	—	370.7	—	370.7
Restructuring and other costs	—	76.1	290.3	—	366.4
Operating (loss) profit	(0.2)	(179.2)	609.7	—	430.3
Interest expense, net	(30.3)	(172.2)	(10.0)	—	(212.5)
Intercompany interest income (expense), net	33.0	(29.6)	(3.4)	—	—
Gain on extinguishment of debt	—	2.7	—	—	2.7
Other income, net	—	8.1	6.3	—	14.4
Equity in (loss) income of unconsolidated entities	—	(6.0)	15.7	—	9.7
Equity in (loss) income of consolidated entities	(398.1)	304.7	—	93.4	—
(Loss) income from continuing operations before income taxes	(395.6)	(71.5)	618.3	93.4	244.6
Income tax (expense) benefit	(0.7)	167.3	(256.4)	—	(89.8)
(Loss) income from continuing operations	(396.3)	95.8	361.9	93.4	154.8
Loss from discontinued operations	—	(491.9)	(52.8)	—	(544.7)
Consolidated net (loss) income	(396.3)	(396.1)	309.1	93.4	(389.9)
Less: Net income attributable to noncontrolling interests	—	(2.0)	(4.4)	—	(6.4)
Net (loss) income attributable to common stockholders	$(396.3)	$(398.1)	$304.7	$93.4	$(396.3)
Comprehensive (loss) income attributable to common stockholders	$(250.4)	$(242.6)	$458.9	$(216.3)	$(250.4)

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

Condensed Consolidating Balance Sheets
CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2018
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

ASSETS
Current Assets:
Cash and cash equivalents	$0.2	$490.8	$145.8	$—	$636.8
Accounts receivable, net	0.1	196.5	1,840.2	(26.1)	2,010.7
Inventories	—	233.4	1,596.2	—	1,829.6
Other current assets	0.4	17.2	230.9	—	248.5
Assets held for sale	—	—	59.5	—	59.5
Intercompany receivables	27.7	285.9	771.8	(1,085.4)	—
Total current assets	28.4	1,223.8	4,644.4	(1,111.5)	4,785.1
Property, plant and equipment, net	—	21.3	9,061.2	—	9,082.5
Goodwill	—	1,151.3	4,426.3	—	5,577.6
Intangibles, net	—	1,589.4	1,532.6	—	3,122.0
Restricted assets held by special purpose entities	—	—	1,281.0	—	1,281.0
Prepaid pension asset	—	—	420.0	—	420.0
Intercompany notes receivable	884.2	33.1	2,865.4	(3,782.7)	—
Investments in consolidated subsidiaries	13,164.9	15,529.1	—	(28,694.0)	—
Other assets	12.4	172.8	914.2	(7.1)	1,092.3
Total Assets	$14,089.9	$19,720.8	$25,145.1	$(33,595.3)	$25,360.5

LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$—	$609.5	$131.2	$—	$740.7
Accounts payable	0.8	40.3	1,701.8	(26.1)	1,716.8
Accrued compensation and benefits	0.2	10.7	388.4	—	399.3
Other current liabilities	3.2	77.7	395.6	—	476.5
Intercompany payables	420.8	664.6	—	(1,085.4)	—
Total current liabilities	425.0	1,402.8	2,617.0	(1,111.5)	3,333.3
Long-term debt due after one year	2,179.4	2,460.1	1,035.0	—	5,674.5
Intercompany notes payable	—	2,865.4	917.3	(3,782.7)	—
Pension liabilities, net of current portion	—	135.9	125.4	—	261.3
Postretirement benefit liabilities, net of current portion	—	28.1	106.7	—	134.8
Non-recourse liabilities held by special purpose entities	—	—	1,153.7	—	1,153.7
Deferred income taxes	—	291.0	2,037.6	(7.1)	2,321.5
Other long-term liabilities	16.1	106.2	872.5	—	994.8
Redeemable noncontrolling interests	—	—	4.2	—	4.2
Total stockholders’ equity	11,469.4	12,431.3	16,262.7	(28,694.0)	11,469.4
Noncontrolling interests	—	—	13.0	—	13.0
Total equity	11,469.4	12,431.3	16,275.7	(28,694.0)	11,482.4
Total Liabilities and Equity	$14,089.9	$19,720.8	$25,145.1	$(33,595.3)	$25,360.5

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2017
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

ASSETS
Current Assets:
Cash and cash equivalents	$—	$37.6	$260.5	$—	$298.1
Restricted cash	—	5.7	0.2	—	5.9
Accounts receivable, net	0.1	155.8	1,735.5	(4.6)	1,886.8
Inventories	—	243.6	1,553.7	—	1,797.3
Other current assets	1.5	27.2	300.5	—	329.2
Assets held for sale	—	—	173.6	—	173.6
Intercompany receivables	61.4	92.6	1,180.0	(1,334.0)	—
Total current assets	63.0	562.5	5,204.0	(1,338.6)	4,490.9
Property, plant and equipment, net	—	23.2	9,095.1	—	9,118.3
Goodwill	—	1,151.3	4,377.0	—	5,528.3
Intangibles, net	—	1,693.6	1,635.7	—	3,329.3
Restricted assets held by special purpose entities	—	—	1,287.4	—	1,287.4
Prepaid pension asset	—	—	368.0	—	368.0
Intercompany notes receivable	884.1	36.2	2,556.3	(3,476.6)	—
Investments in consolidated subsidiaries	12,049.3	14,892.5	—	(26,941.8)	—
Other assets	6.6	165.4	794.8	—	966.8
Total Assets	$13,003.0	$18,524.7	$25,318.3	$(31,757.0)	$25,089.0

LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$106.7	$8.7	$493.3	$—	$608.7
Accounts payable	1.3	59.3	1,436.1	(4.6)	1,492.1
Accrued compensation and benefits	0.1	11.1	405.5	—	416.7
Other current liabilities	3.9	84.0	404.4	—	492.3
Intercompany payables	451.0	604.1	278.9	(1,334.0)	—
Total current liabilities	563.0	767.2	3,018.2	(1,338.6)	3,009.8
Long-term debt due after one year	2,013.4	3,121.0	811.7	—	5,946.1
Intercompany notes payable	69.0	2,487.3	920.3	(3,476.6)	—
Pension liabilities, net of current portion	—	143.1	136.3	—	279.4
Postretirement benefit liabilities, net of current portion	—	30.8	122.6	—	153.4
Non-recourse liabilities held by special purpose entities	—	—	1,161.9	—	1,161.9
Deferred income taxes	6.6	520.9	2,882.7	—	3,410.2
Other long-term liabilities	8.5	85.3	643.6	—	737.4
Redeemable noncontrolling interests	—	—	4.7	—	4.7
Total stockholders’ equity	10,342.5	11,369.1	15,572.7	(26,941.8)	10,342.5
Noncontrolling interests	—	—	43.6	—	43.6
Total equity	10,342.5	11,369.1	15,616.3	(26,941.8)	10,386.1
Total Liabilities and Equity	$13,003.0	$18,524.7	$25,318.3	$(31,757.0)	$25,089.0

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

Condensed Consolidating Statements of Cash Flows
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2018
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash provided by operating activities	$31.4	$214.7	$2,489.1	$(314.3)	$2,420.9
Investing activities:
Capital expenditures	—	(1.2)	(998.7)	—	(999.9)
Cash paid for purchase of businesses, net of cash acquired	—	—	(239.9)	—	(239.9)
Investment in unconsolidated entities	—	—	(114.3)	—	(114.3)
Proceeds from sale of property, plant and equipment	—	—	23.3	—	23.3
Intercompany notes issued	—	(1.4)	(375.9)	377.3	—
Intercompany notes proceeds	—	4.5	83.0	(87.5)	—
Intercompany capital investment	(757.3)	(300.8)	—	1,058.1	—
Intercompany return of capital	1,356.3	821.0	—	(2,177.3)	—
Other	—	4.3	27.6	—	31.9
Net cash provided by (used for) investing activities	599.0	526.4	(1,594.9)	(829.4)	(1,298.9)
Financing activities:
Proceeds from issuance of notes	1,197.3	—	—	—	1,197.3
Repayments to revolving credit facilities	(106.7)	—	(8.8)	—	(115.5)
Additions to debt	2.7	—	852.5	—	855.2
Repayments of debt	(1,025.1)	(21.7)	(986.1)	—	(2,032.9)
Other financing repayments	—	(8.7)	(15.5)	—	(24.2)
Issuances of common stock, net of related minimum tax withholdings	26.6	—	—	—	26.6
Purchases of common stock	(195.1)	—	—	—	(195.1)
Cash dividends paid to stockholders	(440.9)	—	—	—	(440.9)
Cash distributions paid to noncontrolling interests	—	—	(33.3)	—	(33.3)
Intercompany notes borrowing	—	375.9	1.4	(377.3)	—
Intercompany notes payments	(69.0)	(14.0)	(4.5)	87.5	—
Intercompany capital receipt	—	736.9	321.2	(1,058.1)	—
Intercompany capital distribution	—	(1,356.3)	(821.0)	2,177.3	—
Intercompany dividends	—	—	(314.3)	314.3	—
Other	(20.0)	—	27.7	—	7.7
Net cash used for financing activities	(630.2)	(287.9)	(980.7)	1,143.7	(755.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	(28.2)	—	(28.2)
Increase (decrease) in cash and cash equivalents	0.2	453.2	(114.7)	—	338.7
Cash and cash equivalents at beginning of period	—	37.6	260.5	—	298.1
Cash and cash equivalents at end of period	$0.2	$490.8	$145.8	$—	$636.8

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2017
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash provided by operating activities	$389.6	$1,322.8	$538.0	$(349.9)	$1,900.5
Investing activities:
Capital expenditures	—	(1.4)	(777.2)	—	(778.6)
Cash paid for purchase of businesses, net of cash acquired	(61.0)	(118.1)	(1,409.4)	—	(1,588.5)
Investment in unconsolidated entities	—	—	(2.5)	—	(2.5)
Proceeds from sale of HH&B	—	—	1,005.9	—	1,005.9
Proceeds from sale of property, plant and equipment	—	0.2	52.4	—	52.6
Intercompany notes issued	(734.1)	—	(592.3)	1,326.4	—
Intercompany notes proceeds	5.0	2.4	523.3	(530.7)	—
Intercompany capital investment	(323.5)	(715.5)	—	1,039.0	—
Intercompany return of capital	611.7	172.8	—	(784.5)	—
Other	—	5.9	19.4	—	25.3
Net cash used for investing activities	(501.9)	(653.7)	(1,180.4)	1,050.2	(1,285.8)
Financing activities:
Proceeds from issuance of notes	998.4	—	—	—	998.4
Additions to revolving credit facilities	421.8	—	—	—	421.8
Additions to debt	742.6	—	—	—	742.6
Repayments of debt	(1,657.1)	(206.6)	(468.2)	—	(2,331.9)
Other financing (repayments) additions	—	(26.9)	50.8	—	23.9
Issuances of common stock, net of related minimum tax withholdings	35.8	—	—	—	35.8
Purchases of common stock	(93.0)	—	—	—	(93.0)
Cash dividends paid to stockholders	(403.2)	—	—	—	(403.2)
Cash distributions paid to noncontrolling interests	—	—	(47.0)	—	(47.0)
Intercompany notes borrowing	72.5	519.8	734.1	(1,326.4)	—
Intercompany notes payments	(3.5)	(519.8)	(7.4)	530.7	—
Intercompany capital receipt	—	323.5	715.5	(1,039.0)	—
Intercompany capital distribution	—	(611.7)	(172.8)	784.5	—
Intercompany dividends	—	(144.1)	(205.8)	349.9	—
Other	(3.2)	—	0.4	—	(2.8)
Net cash provided by (used for) financing activities	111.1	(665.8)	599.6	(700.3)	(655.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2.1)	—	(2.1)
(Decrease) increase in cash and cash equivalents	(1.2)	3.3	(44.9)	—	(42.8)
Cash and cash equivalents at beginning of period	1.2	34.3	305.4	—	340.9
Cash and cash equivalents at end of period	$—	$37.6	$260.5	$—	$298.1

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2016
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash (used for) provided by operating activities	$(588.0)	$(1,908.7)	$5,627.2	$(1,442.1)	$1,688.4
Investing activities:
Capital expenditures	—	—	(796.7)	—	(796.7)
Cash paid for purchase of businesses, net of cash acquired	—	(278.8)	(97.6)	—	(376.4)
Debt purchased in connection with an acquisition	—	(36.5)	—	—	(36.5)
Investment in unconsolidated entities	—	—	(179.9)	—	(179.9)
Proceeds from sale of property, plant and equipment	—	0.3	30.9	—	31.2
Intercompany notes issued	(154.9)	(143.0)	(625.8)	923.7	—
Intercompany notes proceeds	—	144.6	90.8	(235.4)	—
Intercompany capital investment	(772.7)	(138.9)	—	911.6	—
Intercompany return of capital	1,450.9	2,859.7	—	(4,310.6)	—
Other	—	(3.2)	10.1	—	6.9
Net cash provided by (used for) investing activities	523.3	2,404.2	(1,568.2)	(2,710.7)	(1,351.4)
Financing activities:
Additions to revolving credit facilities	125.5	—	—	—	125.5
Additions to debt	1,511.8	—	—	—	1,511.8
Repayments of debt	(863.6)	(16.1)	(193.6)	—	(1,073.3)
Other financing additions	—	35.7	17.6	—	53.3
Specialty Chemicals spin-off of net cash and trust funding	—	—	(105.0)	—	(105.0)
Issuances of common stock, net of related minimum tax withholdings	11.8	—	—	—	11.8
Purchases of common stock	(335.3)	—	—	—	(335.3)
Cash dividends paid to stockholders	(380.7)	—	—	—	(380.7)
Cash distributions paid to noncontrolling interests	—	—	(33.5)	—	(33.5)
Intercompany notes borrowing	26.0	599.8	297.9	(923.7)	—
Intercompany notes payments	(26.0)	(64.8)	(144.6)	235.4	—
Intercompany capital receipt	—	772.7	138.9	(911.6)	—
Intercompany capital distribution	—	(1,450.9)	(2,859.7)	4,310.6	—
Intercompany dividends	—	(367.1)	(1,075.0)	1,442.1	—
Other	(3.6)	—	(2.0)	—	(5.6)
Net cash provided by (used for) financing activities	65.9	(490.7)	(3,959.0)	4,152.8	(231.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	6.6	—	6.6
Increase in cash and cash equivalents	1.2	4.8	106.6	—	112.6
Cash and cash equivalents at beginning of period (2)	—	29.5	198.8	—	228.3
Cash and cash equivalents at end of period	$1.2	$34.3	$305.4	$—	$340.9

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
(2)	The Non-Guarantor Subsidiaries column includes $20.5 million from discontinued operations.

Summary of Non-Cash Transactions	The table below summarizes these non-cash transactions.

	Year Ended September 30, 2018
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$(16.2)	$16.2	$—
Intercompany capital investment	$—	$(34.5)	$—	$34.5	$—
Intercompany return of capital	$—	$27.7	$—	$(27.7)	$—

Financing activities:
Intercompany notes borrowing	$—	$16.2	$—	$(16.2)	$—
Intercompany capital receipt	$—	$—	$34.5	$(34.5)	$—
Intercompany capital distribution	$—	$—	$(27.7)	$27.7	$—

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.

	Year Ended September 30, 2017
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$—	$(1,604.9)	$1,604.9	$—
Intercompany notes proceeds	$1,604.9	$—	$—	$(1,604.9)	$—
Intercompany capital investment	$(2,077.0)	$(2,392.5)	$—	$4,469.5	$—
Intercompany return of capital	$472.0	$1,383.4	$—	$(1,855.4)	$—

Financing activities:
Intercompany notes borrowing	$—	$1,604.9	$—	$(1,604.9)	$—
Intercompany notes payments	$—	$(1,604.9)	$—	$1,604.9	$—
Intercompany capital receipt	$—	$1,604.9	$2,864.6	$(4,469.5)	$—
Intercompany capital distribution	$—	$(472.0)	$(1,383.4)	$1,855.4	$—

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2016
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Operating activities:
Net cash (used for) provided by operating activities	$(588.0)	$(1,908.7)	$5,627.2	$(1,442.1)	$1,688.4
Investing activities:
Capital expenditures	—	—	(796.7)	—	(796.7)
Cash paid for purchase of businesses, net of cash acquired	—	(278.8)	(97.6)	—	(376.4)
Debt purchased in connection with an acquisition	—	(36.5)	—	—	(36.5)
Investment in unconsolidated entities	—	—	(179.9)	—	(179.9)
Proceeds from sale of property, plant and equipment	—	0.3	30.9	—	31.2
Intercompany notes issued	(154.9)	(143.0)	(625.8)	923.7	—
Intercompany notes proceeds	—	144.6	90.8	(235.4)	—
Intercompany capital investment	(772.7)	(138.9)	—	911.6	—
Intercompany return of capital	1,450.9	2,859.7	—	(4,310.6)	—
Other	—	(3.2)	10.1	—	6.9
Net cash provided by (used for) investing activities	523.3	2,404.2	(1,568.2)	(2,710.7)	(1,351.4)
Financing activities:
Additions to revolving credit facilities	125.5	—	—	—	125.5
Additions to debt	1,511.8	—	—	—	1,511.8
Repayments of debt	(863.6)	(16.1)	(193.6)	—	(1,073.3)
Other financing additions	—	35.7	17.6	—	53.3
Specialty Chemicals spin-off of net cash and trust funding	—	—	(105.0)	—	(105.0)
Issuances of common stock, net of related minimum tax withholdings	11.8	—	—	—	11.8
Purchases of common stock	(335.3)	—	—	—	(335.3)
Cash dividends paid to stockholders	(380.7)	—	—	—	(380.7)
Cash distributions paid to noncontrolling interests	—	—	(33.5)	—	(33.5)
Intercompany notes borrowing	26.0	599.8	297.9	(923.7)	—
Intercompany notes payments	(26.0)	(64.8)	(144.6)	235.4	—
Intercompany capital receipt	—	772.7	138.9	(911.6)	—
Intercompany capital distribution	—	(1,450.9)	(2,859.7)	4,310.6	—
Intercompany dividends	—	(367.1)	(1,075.0)	1,442.1	—
Other	(3.6)	—	(2.0)	—	(5.6)
Net cash provided by (used for) financing activities	65.9	(490.7)	(3,959.0)	4,152.8	(231.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	6.6	—	6.6
Increase in cash and cash equivalents	1.2	4.8	106.6	—	112.6
Cash and cash equivalents at beginning of period (2)	—	29.5	198.8	—	228.3
Cash and cash equivalents at end of period	$1.2	$34.3	$305.4	$—	$340.9

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.
(2)	The Non-Guarantor Subsidiaries column includes $20.5 million from discontinued operations.

	Year Ended September 30, 2016
(In millions)	WRKCo(1)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total

Investing activities:
Intercompany notes issued	$—	$(28.2)	$—	$28.2	$—
Intercompany capital investment	$—	$(2,807.7)	$(6.5)	$2,814.2	$—
Intercompany return of capital	$393.7	$5,487.7	$—	$(5,881.4)	$—

Financing activities:
Intercompany notes borrowing	$—	$—	$28.2	$(28.2)	$—
Intercompany capital receipt	$—	$—	$2,807.7	$(2,807.7)	$—
Intercompany capital distribution	$—	$(393.7)	$(5,481.2)	$5,874.9	$—

(1)	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.